Financial and capital risk management and fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Fair Value Hierarchy

Liabilities measured at fair value	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
		£’000s	£’000s	£’000s	£’000s
Provision for deferred consideration (Note 18)	December 31, 2022	4,634	—	—	4,634
Warrant liability (Note 20)	December 31, 2022	531	—	129	402

Liabilities measured at fair value	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
		£’000s	£’000s	£’000s	£’000s
Provision for deferred consideration (Note 18)	December 31, 2021	4,123	—	—	4,123
Warrant liability (Note 20)	December 31, 2021	8,336	—	341	7,995

Summary of the Changes in Level 3
The following table presents the changes in Level 3 items for the years
ended December 31, 2022 and December 31, 2021.

	Provision for deferred cash consideration	Warrant liability
	£’000s	£’000s
January 1, 2021	1,525	49,930
Settled during the year	—	(2,400)
Unwinding of the time value of money (recognized as a finance cost)	225	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	2,373	—
Change in fair value	—	(39,535)

December 31, 2021	4,123	7,995

Unwinding of the time value of money (recognized as a finance cost)	451	—
Change in foreign exchange rates	508	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	(448)	—
Change in fair value	—	(7,593)

December 31, 2022	4,634	402

Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement
The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2022 and 2021 are as follows:

	Valuation technique	Significant unobservable inputs	Input range (weighted average)	Sensitivity of the input to fair value

Provision for deferred cash consideration	Discounted cash flow	WACC	2022: 15%	1% increase/decrease would result in a decrease/increase in fair value by £25,000

		WACC	2021: 12%	1% increase/decrease would result in a decrease/increase in fair value by £31,000

		Probability of success	2022: 40.6%- 81.2%	10% increase/decrease would result in an increase/decrease in fair value by £0.6 million

		Probability of success	2021: 40.6% - 81.2%	10% increase/decrease would result in an increase/decrease in fair value by £0.5 million

Contingent consideration liability	Discounted cash flow	Ongoing uncertainty in the clinical development of the Navi product		Total potential payments future payments relating to the contingent consideration liability on a gross, undiscounted basis are approximately $80 million.

Regulatory approval and commercialization risks
Sensitivity of the input to fair value is primarily driven by uncertainty in the clinical development of the Navi product. Future potential payments under the CVR arrangement are contingent on i) future development milestones and ii) future sales of the Navi product, following regulatory approval and commercialization. In January 2020, the Company entered into the license agreement as detailed in Note 13. Although pursuant to the license agreement the Company is entitled to additional payments of up to $302 million, there continues to be significant uncertainty in respect of any milestone and royalty payments under the license agreement.

Warrant liability related to the private placement	Black-Scholes model	Expected volatility	2022: 95.5%
Volatility was estimated by reference to the 0.4 year historical volatility of the historical share price of the Company, matching the maturity of the instrument. If the volatility is decreased to 91.8% based on 3-month historical volatility, the carrying value of the warrants as of December 31, 202
2
 would decrease to £0.3 million.

		Expected volatility	2021: 75.1%
Volatility was estimated by reference to the 1.4 years historical volatility of the historical share price of the Company, matching the maturity of the instrument. If the volatility is decreased to 67.4% based on 1-year historical volatility, the carrying value of the warrants as of December 31, 2021 would decrease to £6.7 million.

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments at December 31, 2022:

	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
	£’000s	£’000s	£’000s	£’000s	£’000s
Leases	611	1,222	152	—	1,985
Trade and other payables	3,078	—	—	—	3,078
Accruals	4,491	—	—	—	4,491

Detailed Information About Cash And Cash Equivalents By Currency Type
The table below shows analysis of the pound sterling equivalent of period-end
cash and short-term deposits balances by currency:

	December 31,
	2022	2021
	£’000s	£’000s
Pound sterling	52,812	92,104
U.S. dollars	2,484	2,018
Euro	1,029	165
Swiss francs	9	9

Total	56,334	94,296

Detailed on Information About Gain Loss On Foreign Currency Translaction Recognized In Income Statement
The table below shows those transactional exposures that give rise to net currency gains and losses recognized in the consolidated statement of comprehensive income/(loss). Such exposures comprise the net monetary assets and monetary liabilities of the Company that are not denominated in the functional currency of the relevant subsidiary. As at December 31, these exposures were as follows:

	December 31,
	2022		2021

Net foreign currency assets/(liabilities)	£	’000s	£	’000s
U.S. dollars		872		920
Euro		768		(142)
Swiss francs		(179)		9

Total		1,461		787

Summary of sensitivity analyis of currency movement
The following table illustrates the sensitivity to a 10% weakening or strengthening in the period-end
rate in the U.S.
dollar and the Euro against pound sterling:

December 31, 2022	U.S. dollar	Euro
	£’000s	£’000s

Loss before tax	(79)	(70)
Equity	(79)	(70)

December 31, 2021	U.S. dollar	Euro
	£’000s	£’000s
Profit before tax	(84)	13
Equity	(84)	13

Summary of Financial instruments by category

	Fair value through profit or loss December 31,				Amortized cost December 31,
	2022		2021		2022		2021
Financial assets	£	’000s	£	’000s	£	’000s	£	’000s
Cash and short-term deposits		—		—		56,334		94,296
Other receivables		—		—		400		1,032

Total financial assets		—		—		56,734		95,328

Financial liabilities
Provisions		4,634		4,123		187		—
Convertible loan notes		—		—		11,086		14,384
Warrant liability		531		8,336		—		—
Trade and other payables		—		—		2,911		2,309
Accruals		—		—		4,491		3,826
Lease liability		—		—		1,688		2,376

Total financial liabilities		5,165		12,459		20,363		22,895